Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details)	Dec. 31, 2024
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term, or useful life
Computers and equipment [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Plant [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum [Member] | Plant [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	14 years
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Furniture and Fixtures [Member]
Significant Accounting Policies - Schedule of the Estimated Useful Lives of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	16 years